Document And Entity Information	Jun. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 03, 2026
Entity Registrant Name	FTI Consulting, Inc.
Entity Central Index Key	0000887936
Entity Emerging Growth Company	false
Entity File Number	001-14875
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	52-1261113
Entity Address, Address Line One	555 12th Street NW
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20004
City Area Code	202
Local Phone Number	312-9100
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FCN
Security Exchange Name	NYSE